CONSOLIDATED STATEMENTS OF CONVERTIBLE PREFERRED SHARES AND SHAREHOLDERS' DEFICIT - USD ($) $ in Thousands	Series B convertible preferred shares Additional Paid-in Capital	Series B convertible preferred shares	Series C convertible preferred shares Additional Paid-in Capital	Series C convertible preferred shares	Series D convertible preferred shares	Series E convertible preferred shares	Series D contingent forward contract liability	Series E contingent forward contract liability	Common Stock	Additional Paid-in Capital	Accumulated Deficit	Total
Beginning balance at Dec. 31, 2018												$ 259,960
Beginning balance (in shares) at Dec. 31, 2018												137,248,112
Increase (Decrease) in Temporary Equity [Roll Forward]
Repurchase of Series C convertible preferred shares				$ (47,531)
Repurchase of Series C convertible preferred shares (in shares)				(9,442,858)
Extinguishment of Series C convertible preferred shares				$ (10,404)
Issuance of convertible preferred shares					$ 871,985
Issuance of convertible preferred shares (in shares)					374,777,280
Ending balance at Dec. 31, 2019												$ 1,074,010
Ending balance (in shares) at Dec. 31, 2019												502,582,535
Beginning balance at Dec. 31, 2018									$ 2	$ 294	$ (360,156)	$ (359,860)
Beginning balance (in shares) at Dec. 31, 2018									20,165,672
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss											(277,357)	(277,357)
Change in additional paid-in capital due to repurchase of convertible preferred shares			$ (2,469)	(2,469)
Extinguishment of Series C convertible preferred shares			10,404	10,404
Exercise of share options										483		$ 483
Exercise of share options (in shares)									1,123,069			1,123,068
Share-based compensation										7,719		$ 7,719
Ending balance at Dec. 31, 2019									$ 2	16,431	(637,513)	(621,080)
Ending balance (in shares) at Dec. 31, 2019									21,288,741
Increase (Decrease) in Temporary Equity [Roll Forward]
Repurchase of Series C convertible preferred shares				$ (24,885)
Repurchase of Series C convertible preferred shares (in shares)				(11,507,389)
Issuance of convertible preferred shares					$ 400,000	$ 898,932
Issuance of convertible preferred shares (in shares)					164,992,213	301,092,346
Extinguishment and reclassification of Series B convertible preferred shares		$ (4,000)
Settlement of Series D contingent forward contract liability							$ 39,563	$ 110,456
Ending balance at Dec. 31, 2020												$ 2,494,076
Ending balance (in shares) at Dec. 31, 2020												957,159,704
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss											(719,380)	$ (719,380)
Extinguishment and reclassification of convertible preferred shares	$ 1,000	$ 1,000
Change in additional paid-in capital due to repurchase of convertible preferred shares			$ 12,784	$ 12,784
Exercise of share options									$ 1	3,284		$ 3,285
Exercise of share options (in shares)									7,502,961			7,502,955
Share-based compensation										4,614		$ 4,614
Ending balance at Dec. 31, 2020									$ 3	$ 38,113	$ (1,356,893)	$ (1,318,777)
Ending balance (in shares) at Dec. 31, 2020									28,791,702